INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax
Theoretical tax benefit	$ (29,201)	$ (34,503)	$ (20,914)
Increase (decrease) in tax rate due to:
Change in valuation allowance	15,039	14,622	10,562
Share-based compensation	10,184	8,324	2,742
Tax benefit relating to exercise of disqualified ISO	(3,069)	0	0
Initial public offering costs	(5,399)	0	0
Preferred technological enterprise	14,460	16,757	10,097
Currency differences	18	(2,998)	(1,796)
Other	299	(10)	(8)
Effective tax	$ 2,331	$ 2,192	$ 683
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Change in valuation allowance	(12.00%)	(10.00%)	(12.00%)
Share-based compensation	(8.00%)	(5.00%)	(3.00%)
Tax benefit relating to exercise of disqualified ISO	2.00%	0.00%	0.00%
Initial public offering costs	4.00%	0.00%	0.00%
Preferred technological enterprise	(11.00%)	(11.00%)	(11.00%)
Currency differences	0.00%	2.00%	2.00%
Other	0.00%	0.00%	0.00%
Effective tax	(2.00%)	(1.00%)